Segment information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr) segment	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Segments
Number of segments | segment			1
Collaborative research funding	SFr 630,877	SFr 183,354	SFr 1,131,769	SFr 420,591
Other service income	1,100	3,089	2,255	9,800
Revenue and other operating income	631,977	186,443	1,134,024	430,391
Long-lived assets	306,857		306,857		SFr 453,089
Operating costs	3,178,753	7,278,658	6,080,305	13,285,191
Capital expenditure			4,959	0
Switzerland
Segments
Long-lived assets	306,505		306,505		452,732
Operating costs	3,189,652	7,267,558	6,072,960	13,264,551
United States of America
Segments
Operating costs	(11,863)	10,740	5,274	18,448
France
Segments
Long-lived assets	352		352		SFr 357
Operating costs	964	360	2,071	2,192
Indivior PLC
Segments
Revenue and other operating income	630,877	183,354	1,131,769	420,591
Other counterparties
Segments
Revenue and other operating income	SFr 1,100	SFr 3,089	SFr 2,255	SFr 9,800